UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	William A. Lowell
Address:	Two International Place

	Boston, MA 02110
13F File Number:	28-6476
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:  	William A. Lowell
Title:    	Trustee
Phone:    	800-520-2427
Signature, 	Place,	and Date of Signing:
William A. Lowell	Boston, Massachusetts    	September  30, 2009
Report Type (Check only one.):
	[  ]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[X]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
State Street Corp	28-00399
Fleet Boston Financial Corp	28-00452
Loomis Sayles	28-04099
Loring, Wolcott & Coolidge Fiduciary Advisors	28-04578
Welch & Forbes	28-03907
John M. Cornish	28-5362
Thomas H.P. Whitney Jr.	28-4918
F. Davis Dassori	28-2710
Choate Investment Advisors	28-12523
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	3
Form 13F Information Table Entry Total:   	 43
Form 13F Information Table Value Total:   	$  26,405

List of Other Included Managers:


No.  13F File Number 	Name

01   28-4918	Thomas H.P. Whitney Jr.
02   28-2710 	F. Davis Dassori
04   28-5362  	John M. Cornish

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Choate Default Bank                                 SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          11/11/2009
MANAGER William A. Lowell                                         AS OF 9/30/2009
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                                MARKET             INVESTMENT                   VOTING AUTHORITY
                                                                 VALUE      AMOUNT DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)       (SHS)                MGRS         (A)     (B)     (C)
Abbott Labs                         Common Stock    002824100      505    10200 SH OTHER                       10200
Analog Devices Inc                  Common Stock    032654105      552    20000 SH OTHER                       20000
Automatic Data Processing           Common Stock    053015103       59     1500 SH SOLE                         1500
Automatic Data Processing           Common Stock    053015103      330     8400 SH OTHER                        8400
Chevron Corporation                 Common Stock    166764100      477     6775 SH OTHER                        6775
Chevron Corporation                 Common Stock    166764100       56      800 SH OTHER      01,02,04           800
Exxon Mobil Corp                    Common Stock    30231G102       91     1325 SH SOLE                         1325
Exxon Mobil Corp                    Common Stock    30231G102     1529    22285 SH OTHER                       22285
Exxon Mobil Corp                    Common Stock    30231G102       55      800 SH OTHER      01,02,04           800
General Elec Co                     Common Stock    369604103       49     3000 SH SOLE                         3000
General Elec Co                     Common Stock    369604103     1123    68400 SH OTHER                       68400
General Elec Co                     Common Stock    369604103       38     2300 SH OTHER      01,02,04          2300
I Shares Canada Index Fund          Exchange Traded 464286509      674    26450 SH OTHER                       26450
I Shares Canada Index Fund          Exchange Traded 464286509      167     6550 SH OTHER      01,02,04          6550
Ishares Trust MSCI Emerging Mrkts   Exchange Traded 464287234     2078    53400 SH OTHER                       53400
Ishares Trust MSCI Emerging Mrkts   Exchange Traded 464287234      389    10000 SH OTHER      01,02,04         10000
IShares Trust MSCI EAFE Index Fund  Exchange Traded 464287465      574    10500 SH OTHER                       10500
S&P Small Cap 600 Fund              Exchange Traded 464287804     1081    20660 SH OTHER                       20660
S&P Small Cap 600 Fund              Exchange Traded 464287804      263     5025 SH OTHER      01,02,04          5025
Johnson & Johnson                   Common Stock    478160104      847    13907 SH OTHER                       13907
Johnson & Johnson                   Common Stock    478160104       12      200 SH OTHER      01,02,04           200
Microsoft Corp                      Common Stock    594918104       64     2500 SH SOLE                         2500
Microsoft Corp                      Common Stock    594918104      911    35426 SH OTHER                       35426
Microsoft Corp                      Common Stock    594918104        8      300 SH OTHER      01,02,04           300
Midcap Spdr                         Exchange Traded 595635103     1923    15350 SH OTHER                       15350
Midcap Spdr                         Exchange Traded 595635103      412     3285 SH OTHER      01,02,04          3285
Morgan Stanley Frontier Emerging Mk Alternative     61757P101      476    40400 SH OTHER                       40400
Morgan Stanley Frontier Emerging Mk Alternative     61757P101      171    14500 SH OTHER      01,02,04         14500
Pepsico Inc                         Common Stock    713448108       46      790 SH SOLE                          790
Pepsico Inc                         Common Stock    713448108      316     5395 SH OTHER                        5395
Pepsico Inc                         Common Stock    713448108       15      250 SH OTHER      01,02,04           250
Procter & Gamble Co                 Common Stock    742718109       68     1175 SH SOLE                         1175
Procter & Gamble Co                 Common Stock    742718109      660    11400 SH OTHER                       11400
Procter & Gamble Co                 Common Stock    742718109       78     1350 SH OTHER      01,02,04          1350
S & P 500 Dep Sh Receipt Unit Ser 1 Exchange Traded 78462F103     3152    29850 SH OTHER                       29850
S & P 500 Dep Sh Receipt Unit Ser 1 Exchange Traded 78462F103     3152    29850 SH OTHER      01,02,04         29850
Spdr Index Fds DJ Wilshire Intl Rl  Alternative     78463X863      692    19580 SH OTHER                       19580
Spdr Index Fds DJ Wilshire Intl Rl  Alternative     78463X863      154     4350 SH OTHER      01,02,04          4350
Spdr Ser Tr Barclays Cap Intl Treas Alternative     78464A516     1599    27360 SH OTHER                       27360
Spdr Ser Tr Barclays Cap Intl Treas Alternative     78464A516      351     6000 SH OTHER      01,02,04          6000
Vanguard Int Eq FTSE All-Wrld ExUSA Exchange Traded 922042718      574     7140 SH OTHER                        7140
Vanguard Int Eq FTSE All-Wrld ExUSA Exchange Traded 922042718      161     2000 SH OTHER      01,02,04          2000
Washington Tr Bancorp Inc           Common Stock    940610108      473    27000 SH OTHER                       27000

FINAL TOTALS FOR 43 RECORDS                                       26405
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